OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Rental and other deposits	$ 2,375	$ 2,261
Interest receivable		7,504
Unamortized issuance costs for convertible senior notes (Note 16)	$ 3,283	$ 5,670
Rental deposits paid to original lessors for sublease services	4,420
Others	774	$ 1,121
Other non-current assets	$ 10,852	$ 16,556